REVENUE	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue	Revenue

	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
Gold sales
Spot market sales	$3,117	$2,754	$5,718	$5,170
Concentrate sales	155	109	304	212
Provisional pricing adjustments	8	5	24	14
	$3,280	$2,868	$6,046	$5,396
Copper sales
Concentrate sales	$337	$223	$612	$382
Provisional pricing adjustments	—	(4)	29	—
	$337	$219	$641	$382
Other sales[1]	64	75	124	131
Total	$3,681	$3,162	$6,811	$5,909
[1]Revenues include the sale of by-products for our gold and copper mines